Product Warranties - Summary of Changes in Product Warranty Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 45.3	$ 35.2	$ 31.4
Accruals for product warranties	17.0	28.0	16.0
Settlements made in cash or in kind	(15.7)	(17.9)	(12.2)
Balance at end of period	$ 46.6	$ 45.3	$ 35.2